Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2013 and 2014, inventories consisted of the following:

	December 31,
	2013	2014
	(in thousands)

Finished goods	$53,957	54,302
Work in process	70,388	71,086
Raw materials	52,994	40,689
Supplies	60	28
	$177,399	166,105